Intangible Assets and Liabilities - Aggregate Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 18,286
2024	18,120
2025	14,251
2026	8,215
2027	4,982
2028 and thereafter	14,862
Total	$ 78,716	$ 100,422	$ 2,000	$ 3,166